Deposits to institutional cooperators, net - Additional information (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deposit Assets Disclosure [Abstract]
Allowance of deposits to cooperators	¥ 2,649,017	$ 373,106	¥ 3,322,575